Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2017
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 1,086,510	¥ 889,524
Accumulated impairment losses, at beginning of period	(592,752)	(592,752)
Goodwill, net at beginning of period	493,758	296,772
Goodwill acquired during the fiscal year	213,512	173,267
Impairment loss	(150,089)	0	¥ (33,553)
Foreign currency translation adjustments and other	983	23,719
Goodwill, at end of period	1,301,005	1,086,510	889,524
Accumulated impairment losses, at end of period	(742,841)	(592,752)	(592,752)
Goodwill, net at end of period	558,164	493,758	296,772
Goodwill, fully impaired				¥ 1,900,019
Operating Segments | Customer business | Retail & Digital Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	15,884	0
Accumulated impairment losses, at beginning of period	0	0
Goodwill, net at beginning of period	15,884	0
Goodwill acquired during the fiscal year	63,730	15,884
Impairment loss	0
Foreign currency translation adjustments and other	0	0
Goodwill, at end of period	79,614	15,884	0
Accumulated impairment losses, at end of period	0	0	0
Goodwill, net at end of period	79,614	15,884	0
Operating Segments | Customer business | Global Corporate & Investment Banking Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	159,231	152,236
Accumulated impairment losses, at beginning of period	(63,568)	(63,568)
Goodwill, net at beginning of period	95,663	88,668
Goodwill acquired during the fiscal year	0	0
Impairment loss	0
Foreign currency translation adjustments and other	(253)	6,995
Goodwill, at end of period	158,978	159,231	152,236
Accumulated impairment losses, at end of period	(63,568)	(63,568)	(63,568)
Goodwill, net at end of period	95,410	95,663	88,668
Operating Segments | Customer business | Global Commercial Banking Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	578,139	481,263
Accumulated impairment losses, at beginning of period	(481,263)	(481,263)
Goodwill, net at beginning of period	96,876	0
Goodwill acquired during the fiscal year	0	94,320
Impairment loss	(32,388)
Foreign currency translation adjustments and other	(977)	2,556
Goodwill, at end of period	577,162	578,139	481,263
Accumulated impairment losses, at end of period	(513,651)	(481,263)	(481,263)
Goodwill, net at end of period	63,511	96,876	0
Operating Segments | Customer business | Asset Management & Investor Services Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	330,956	253,725
Accumulated impairment losses, at beginning of period	(47,921)	(47,921)
Goodwill, net at beginning of period	283,035	205,804
Goodwill acquired during the fiscal year	149,782	63,063
Impairment loss	(117,701)
Foreign currency translation adjustments and other	2,213	14,168
Goodwill, at end of period	482,951	330,956	253,725
Accumulated impairment losses, at end of period	(165,622)	(47,921)	(47,921)
Goodwill, net at end of period	317,329	283,035	205,804
Operating Segments | Global Markets Business Group
Goodwill [Roll Forward]
Goodwill, at beginning of period	2,300	2,300
Accumulated impairment losses, at beginning of period	0	0
Goodwill, net at beginning of period	2,300	2,300
Goodwill acquired during the fiscal year	0	0
Impairment loss	0
Foreign currency translation adjustments and other	0	0
Goodwill, at end of period	2,300	2,300	2,300
Accumulated impairment losses, at end of period	0	0	0
Goodwill, net at end of period	¥ 2,300	¥ 2,300	¥ 2,300